Summary of Carrying Amounts and Estimated Fair Values of Total Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Transfers From (To) Parent [Abstract]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 516,490	$ 517,641
Fair value	$ 503,748	$ 519,764